Provisions - Pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 9,583	€ 10,852	€ 13,987	€ 13,225
Provisions for defined benefits	4,419	5,719	7,731
Spain
Disclosure of provision matrix [line items]
Provisions for pre-retirements	1,176	1,676	1,303
Provisions For Pensions And Similar Obligations Member
Disclosure of provision matrix [line items]
Provisions	4,427	5,727	7,740
Provisions for post-employment plans
Disclosure of provision matrix [line items]
Provisions	3,185	3,976	6,358	5,558
Provisions for post-employment plans | Spain
Disclosure of provision matrix [line items]
Provisions	1,709	1,881	3,951
Provisions for post-employment plans | United Kingdom
Disclosure of provision matrix [line items]
Provisions	44	449	329
Provisions for post-employment plans | Other subsidiaries
Disclosure of provision matrix [line items]
Provisions	1,432	1,646	2,078
Provisions for other similar obligations
Disclosure of provision matrix [line items]
Provisions	1,242	1,751	1,382	€ 1,239
Provisions for other similar obligations | Spain
Disclosure of provision matrix [line items]
Provisions	1,188	1,695	1,321
Provisions for other similar obligations | Other subsidiaries
Disclosure of provision matrix [line items]
Provisions	€ 54	€ 56	€ 61